FINANCIAL ASSETS (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Disclosure of financial assets [line items]
Fair value gains (losses) on financial assets reclassified out of available-for-sale financial assets recognised in other comprehensive income	R 0.6	R (0.3)
West Wits Mining Limited ("WWM") [member][Member] | Level 1 of fair value hierarchy [member]
Disclosure of financial assets [line items]
Investments in other entities	R 9.2	8.6
Shares held in other entities	47,812,500
Percentage of interest held	6.70%
Rand Refinery Proprietary Limited ("Rand Refinery") [member] | Level 3 of fair value hierarchy [member]
Disclosure of financial assets [line items]
Investments in other entities	R 0.0	0.0
Shares held in other entities	44,438
Percentage of interest held	11.00%
Guardrisk Insurance Company Limited (Cell Captive A170) [member] | Top of range [member]
Disclosure of financial assets [line items]
Perecentage of entitlement to reimbursive right	100.00%
Guardrisk Insurance Company Limited (Cell Captive A170) [member] | Level 3 of fair value hierarchy [member] | Class A Shares [Member]
Disclosure of financial assets [line items]
Investments in other entities	R 0.1	0.1
Shares held in other entities	20
Chamber of Mines Building Company Proprietary Limited [member] | Level 3 of fair value hierarchy [member]
Disclosure of financial assets [line items]
Investments in other entities	R 0.1	R 0.1
Shares held in other entities	30,160
Percentage of interest held	3.00%